Acquisition of the Mineral Sands Business - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					6 Months Ended
	Jun. 15, 2012	Jan. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Tronox Incorporated stockholders [Member]	Dec. 31, 2012 Tronox Incorporated stockholders [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]	Jun. 30, 2012 Valuation [Member]	Dec. 31, 2012 Valuation [Member]	Dec. 31, 2012 As Adjusted [Member]	Dec. 31, 2012 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member] Valuation [Member]	Dec. 31, 2012 Class B common stock [Member] As Adjusted [Member]	Jun. 30, 2013 Class B Shares [Member]	Jun. 30, 2013 Exxaro [Member]	Dec. 31, 2012 Exxaro [Member]	Jun. 30, 2012 Exxaro [Member]	Jun. 30, 2013 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]	Jun. 30, 2012 Tiwest Joint Venture [Member]	Dec. 31, 2011 Tiwest Joint Venture [Member]	Mar. 31, 2011 Tiwest Joint Venture [Member]
Business Acquisition [Line Items]
Acquisition mineral sands operations																74.00%	74.00%	74.00%
Number of Class B Shares												9,950,856	9,950,856	9,950,856	9,950,856
Cash for each share of Tronox Incorporated common stock						$ 12.50	$ 12.50
Percentage of outstanding voting securities of Tronox Limited								50.00%											50.00%	50.00%
Retained ownership interest of Exxaro and its subsidiaries					26.00%							26.00%				45.00%	45.00%
Percentage of outstanding voting securities of Tronox Limited					50.00%			100.00%								50.00%	50.00%		100.00%	100.00%	100.00%	50.00%	50.00%
Net assets acquired over fair value	$ 205		$ 1,055	$ 1,055	$ 185				$ 1,061	$ 1,061	$ 1,055
Gain on bargain purchase											1,055
Transaction cost					95
Reorganization income impact		613
Impact of adjusted bargain purchase gain					$ 1,055